Long-Term Debt (Details) - Schedule of long-term debt - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 149,900	$ 919,962	$ 919,962
Current Portion	3,858	(153,133)	153,133
Long-Term Debt	146,042	766,829	766,829
PPP Loan [Member]
Debt Instrument [Line Items]
Loan payable		770,062	770,062
EIDL Loan [Member]
Debt Instrument [Line Items]
Loan payable	$ 149,900	$ 149,900	$ 149,900